SCHEDULE OF SECURED SHORT-TERM BANK DEBT (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Short term loan	$ 7,950,679	$ 8,547,509
Bank Loan One [Member]
Short-Term Debt [Line Items]
Short term loan	1,348,039	1,777,205
Bank Loan Two [Member]
Short-Term Debt [Line Items]
Short term loan	4,814,425	4,936,680
Bank Loan Three [Member]
Short-Term Debt [Line Items]
Short term loan	1,100,440	1,128,384
Bank Loan Four [Member]
Short-Term Debt [Line Items]
Short term loan	$ 687,775	$ 705,240